Short Term Loans (Details) $ in Thousands	Oct. 01, 2022 CNY (¥)	Dec. 31, 2022	Oct. 01, 2022 USD ($)	Dec. 31, 2021
Segment Reporting [Abstract]
Maturity date	Oct. 01, 2023
Remaining performance obligation, amount	¥ 6,897,200		$ 1,000
Fixed interest rate	12.00%	24.30%	12.00%	21.00%
Fee rate	2.00%		2.00%
Loan guarantee unit	147